Investment in Associate (Tables)	12 Months Ended
Dec. 31, 2022
VISEN Pharmaceuticals [member]
Disclosure of associates [line items]
Schedule of Financial Information of Investment in VISEN

The following table illustrates the summarized relevant financial information of VISEN:

	VISEN Pharmaceuticals
Principal place of business	China
	2022	2021
	(EUR’000)
Statement of profit or loss
Profit/(loss) for the year from continuing operations	(40,283)	(69,283)
Total comprehensive income	(40,273)	(69,306)
Statement of financial position
Non-current assets	21,410	16,599
Current assets	92,204	130,825
Total assets	113,614	147,424
Equity	100,062	135,333
Non-current liabilities	180	1,545
Current liabilities	13,372	10,546
Total equity and liabilities	113,614	147,424
Company’s share of equity before eliminations	43,957	59,455
Elimination of internal profit and other equity method adjustments	(21,025)	(21,110)
Company’s share of equity	22,932	38,345
Investment in associate at December 31	22,932	38,345
Present ownership at December 31	43.93%	43.93%
Transactions and outstanding balances as of December 31
Invoicing of goods and services to associate	22,327	6,472
Trade receivables from associate	3,554	1,644